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FIRST AMERICAN INVESTMENT FUNDS, INC.
800 Nicollet Mall
Minneapolis, MN 55402



March 1, 2007



VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:     First American Investment Funds, Inc. (the "Registrant")
        File Nos. 033-16905 and 811-05309

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Registrant certifies that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 85, filed electronically on February 28, 2007).

Sincerely,

/s/ Richard J. Ertel

Richard J. Ertel
Assistant Secretary